DEFINED CONTRIBUTION PENSION	12 Months Ended
Dec. 31, 2020
DEFINED CONTRIBUTION PENSION
DEFINED CONTRIBUTION PENSION

14.    DEFINED CONTRIBUTION PENSION:

The Company operates a defined contributions pension scheme. The assets of the scheme are held separately from those of the Company in an independently administered fund. The pension cost charge represents contributions payable by the Company to the fund. Contributions for the years ended December 31, 2020 and 2019 were $112,653 and $117,423, respectively. As of December 31, 2020 and 2019 there were no amounts owed to the pension scheme.